Shareholder Report, Holdings (Details)	Jun. 30, 2025
Manor Fund | Micorsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Manor Fund | Applied Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
Manor Fund | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
Manor Fund | Vertiv Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
Manor Fund | J P Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Manor Fund | Bookings Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Manor Fund | App Lovin [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Manor Fund | Apollo Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Manor Fund | Royal Caribbean [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Manor Fund | Cencora [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Manor Fund | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Manor Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.24%
Manor Fund | Consume Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.66%
Manor Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Manor Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.74%
Manor Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Manor Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.82%
Manor Fund | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	2.84%
Manor Fund | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.74%
Manor Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	25.56%
Growth Fund | Netflix [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%
Growth Fund | Vertiv Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
Growth Fund | App Lovin [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Growth Fund | Apollo Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Growth Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
Growth Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
Growth Fund | United Rentals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Growth Fund | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
Growth Fund | Eli Lilly [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%
Growth Fund | Palo Alto Networks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.83%
Growth Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	2.04%
Growth Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.06%
Growth Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	35.31%
Growth Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Growth Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.73%
Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.23%
Growth Fund | Industrails [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
Growth Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
Bond Fund | U S Treasury Note 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.27%
Bond Fund | U S Treasury Note 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.46%
Bond Fund | U S Treasury Note 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.19%
Bond Fund | U S Treasury Note 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%
Bond Fund | U S Treasury Note Series 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
Bond Fund | U S Treasury Note 08152026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
Bond Fund | U S Treasury Note 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Bond Fund | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Bond Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Bond Fund | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%